Sanctions - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 CLF ( ) item	Dec. 31, 2019 CLP ($) item	Aug. 16, 2019 CLF ( )	Aug. 16, 2019 CLP ($)	Jan. 16, 2019 CLF ( )	Jan. 16, 2019 CLP ($)	Dec. 28, 2018 CLF ( )	Dec. 28, 2018 CLP ($)	May 14, 2018 CLF ( )	May 14, 2018 CLP ($)	Dec. 29, 2017 CLF ( )	Dec. 29, 2017 CLP ($)	May 23, 2016 CLF ( )	May 23, 2016 CLP ($)
Disclosure Of Sanctions [Line Items]
Provision amount		$ 7,488,391
Enel Green Power Chile Ltda. [Member]
Disclosure Of Sanctions [Line Items]
Provision amount		2,349,758
Bio Bio Health Secretary [Member] | Waste Disposal Regulations Liability [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	24,812
Superintendence of Electricity and Fuels [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed			1,000	$ 49,623	5,500	$ 272,927	16,911	$ 839,175
Superintendence of Electricity and Fuels [Member] | Snowstorm Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed											20,000	$ 992,460
Superintendence of Electricity and Fuels [Member] | Improper Maintenance of Facilities Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed													2,000	$ 99,246
Superintendence of Electricity and Fuels [Member] | Alleged Duty of Coordination Liability [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed									1,000	$ 49,623
Tarapaca’s Health Secretary’s [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	$ 24,812
Number of requests for reconsideration are pending | item	2	2
Coquimbo Regional Health Ministry [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	$ 24,812
Valparaíso Regional Health Ministry [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	500	$ 24,812